                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
-------------------------------------------------------------------------------

                              MFS SERIES TRUST II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                  Date of reporting period: February 28, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) LARGE CAP GROWTH FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.5%
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                                                            28,100     $  2,443,295
-----------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                                  77,200        3,409,152
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,852,447
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                                                      36,800     $  2,277,184
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                       113,800     $  6,162,270
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                             97,107        4,633,946
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.^                                                                                99,700        3,464,575
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,260,791
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.5%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.^*                                                                                               93,500     $  5,760,535
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                             80,400        2,200,950
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                            24,600        1,161,120
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                             143,500        8,048,915
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.^*                                                                                    102,400        3,537,920
-----------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                                     50,800        2,248,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 22,957,848
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                                        187,800     $  6,112,890
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                                         258,000        4,445,340
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                                       54,600        1,440,894
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                                                          59,804        2,087,160
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.^                                                                                           227,200        6,347,968
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,434,252
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                   63,300     $  6,887,040
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                   38,300        2,243,614
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,130,654
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                                        56,100     $  1,433,355
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                              87,500        3,319,750
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                        46,800        3,338,712
-----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                                   59,800        1,725,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,817,047
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.^                                                                                               35,500     $  2,086,690
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 10.0%
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                                      5,295     $    143,441
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                                136,200        6,248,856
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                            437,700       11,021,286
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.^*                                                                                             682,800        8,814,948
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                                           168,400        3,706,484
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.^*                                                                                   224,275        5,431,941
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 35,366,956
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                                334,400     $ 13,406,096
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.^                                                                                        63,400     $  2,711,618
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                       118,900        6,312,401
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,024,019
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                                 45,100     $  3,128,587
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.^                                                                                       64,300        4,264,376
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.^                                                                                        23,300        1,462,774
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,855,737
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^                                                                                       105,800     $  4,221,420
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                                      102,700        3,771,144
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                                           43,500        2,149,335
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.^                                                                                    42,000        1,640,520
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                             36,100        1,553,022
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                    172,300        4,560,781
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 17,896,222
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                                  128,200     $  6,388,206
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                              162,200     $  8,736,092
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                            107,700     $  5,856,726
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.^                                                                  27,200        1,556,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,413,654
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                               65,000     $  3,111,550
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                                87,300        4,436,586
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,548,136
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                            36,500     $  4,455,190
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                                112,000     $  4,798,080
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.^*                                                                                             152,700        4,927,629
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,725,709
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                                      50,700     $  3,269,643
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                                                          73,700     $  7,005,185
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.^                                                                                                  40,200     $  1,897,842
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.^                                                                                      21,100     $  1,486,495
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                                     95,900        5,816,335
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                                                           139,400        7,265,528
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                               77,800        3,800,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 18,368,888
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                                        66,300     $  2,486,250
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.^                                                                                            44,200        1,943,474
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,429,724
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                                 491,000     $  6,216,060
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                           17,100        1,370,223
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                                  143,500        4,306,435
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 11,892,718
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.8%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                        227,000     $ 10,439,730
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                             72,500        4,060,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                          270,800       17,764,480
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                      240,000        9,796,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 42,061,010
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                           82,400     $  4,019,472
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                                                84,400     $  4,532,280
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                          57,500        3,106,150
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                                          57,600        3,385,728
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.^                                                                                            37,500        2,016,000
-----------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                             41,200        1,256,600
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                              148,300        4,674,416
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 18,971,174
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                       791,400     $ 13,786,188
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                              51,700        1,866,887
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 15,653,075
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                                75,400     $  1,785,472
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                                 51,500     $  5,035,670
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"^                                                                           40,400        3,130,596
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,166,266
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $308,833,976)                                                                           $353,153,399
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 18.5%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                               65,828,403     $ 65,828,403
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 02/28/05, due 03/01/05, total to be received $529,038
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly
  traded account), at Cost, at Cost                                                                   $    529,000     $    529,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $375,191,379)                                                                      $419,510,802
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (18.2)%                                                                                (64,513,080)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $354,997,722
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ^   All or a portion of this security is on loan.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LARGE CAP GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $378,827,235
                                               ============
Gross unrealized appreciation                  $ 44,441,233

Gross unrealized depreciation                    (3,757,666)
                                               ------------
  Net unrealized appreciation (depreciation)   $ 40,683,567
                                               ============


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) EMERGING GROWTH FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Emerging Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.8%
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                                                    457,521   $    8,244,528
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                                  417,630   $   19,816,544
-----------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                                    292,100        8,798,052
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   28,614,596
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                                   76,100   $    4,265,405
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                                                           355,560       30,915,942
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   35,181,347
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                       897,970   $   48,625,075
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                                        473,230       23,718,288
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.^                                                                                                 494,600       24,136,480
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   96,479,843
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                               391,730   $   24,134,485
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                            643,060       17,603,768
-----------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                                          389,480       19,828,427
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                             985,780       55,292,400
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                                     569,990       19,693,155
-----------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                                    776,230       34,355,940
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                         1,257,970       30,291,918
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                             396,250       15,861,887
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  217,061,980
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 6.7%
-----------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. ^*                                                                             143,100   $   10,998,473
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                             1,194,710       16,869,305
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^                                                                        816,861       24,301,615
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                                  641,550       41,347,898
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"^                                                                                         1,103,450       18,361,408
-----------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                                 736,528       47,793,302
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.^                                                                                       198,100       18,040,967
-----------------------------------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                                                           1,115,200       13,677,910
-----------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.^*                                                                                  1,014,560       16,933,006
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                                      621,500       16,401,385
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.^                                                                                         1,302,810       36,400,511
-----------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                                        372,450        8,134,308
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  269,260,088
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                  277,660   $   30,209,408
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                                          950,439       76,643,401
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                             290,500       26,487,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  133,340,599
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                               928,570   $   36,632,086
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                              255,810       16,000,916
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                                                        935,080       44,406,949
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                     1,278,500       91,208,190
-----------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"^*                                                                             538,100       16,541,194
-----------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                                                            412,300       18,017,510
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  222,806,845
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp.*                                                                                            142,020   $    4,056,091
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                               183,100       10,762,618
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                                                        681,900       13,331,145
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   28,149,854
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.2%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                                                            2,153,820   $   63,214,617
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.^*                                                                   816,480       18,068,702
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                                      856,500       19,271,250
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                                     16,874          457,117
-----------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                                          515,960       17,485,884
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                                776,770       35,638,208
-----------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                                  81,900        5,791,968
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                            4,720,370       60,939,977
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                          1,037,050       22,825,471
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                                  1,932,428       46,803,406
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  290,496,600
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                              2,234,240   $   89,570,682
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                                499,900   $   16,856,628
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                                  369,170   $   27,185,679
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                                  1,252,430       42,770,484
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                               251,700       12,647,925
-----------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                                   145,890       15,430,785
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   98,034,873
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                                 1,099,900   $   36,824,652
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.9%
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                                    1,100,990   $   40,428,353
-----------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.^*                                                                                         439,500       10,095,315
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                                         367,850        7,423,213
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                            725,270       26,537,629
-----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                       1,706,000       16,974,700
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                          138,890       35,972,510
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                               845,870       29,690,037
-----------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.^                                                                               1,435,830       25,457,266
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                    575,100       15,222,897
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                            1,003,500       30,305,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  238,107,620
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation, Inc., "A"^*                                                                          270,510   $    9,827,628
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                                  624,550   $   31,121,326
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                               723,820       31,001,211
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   62,122,537
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                              655,170   $   35,287,456
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                                      347,970   $   39,031,795
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                          1,078,380   $   58,642,304
-----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                              501,940       15,289,092
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                            1,056,300       49,910,175
-----------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                                     493,540       14,801,265
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  138,642,836
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.^                                                                              1,049,610   $   34,553,161
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                               888,370       45,146,963
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.                                                                          3,379,500       12,412,192
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   92,112,316
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                            85,900   $   10,484,954
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                                479,380   $   20,536,639
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                         322,500       60,626,775
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                            1,713,600       55,297,872
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  136,461,286
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                          785,750   $   17,176,495
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                                   1,156,900       74,608,481
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.*                                                                                  114,100        2,010,442
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                          302,500       33,590,198
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  127,385,616
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                          107,590   $   10,226,430
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                                  537,380       48,229,855
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   58,456,285
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                                                           726,730   $   23,524,250
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                                  991,260       46,797,385
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   70,321,635
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 9.3%
-----------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                            288,730   $   19,200,545
-----------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                             3,738,911       85,247,171
-----------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                                                              425,520       23,390,834
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                                   1,003,802       60,880,591
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                          1,064,570       55,485,388
-----------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.^*                                                                                          892,040       40,373,730
-----------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                               97,390       11,785,784
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                            1,180,690       57,676,706
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.^*                                                                                    246,400       21,165,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  375,206,509
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+                                                                                         70,200   $    2,350,720
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                         191,200        6,402,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    8,753,250
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                            817,720   $   40,853,291
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                                     1,122,480       42,093,000
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                                  492,640       31,657,046
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR^                                                                                          15,900        1,045,425
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  115,648,762
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                               1,672,000   $   21,167,520
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.9%
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                            699,990   $   52,625,248
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                                      669,290       15,079,104
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                          637,810       41,840,336
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                                       1,777,590       61,397,959
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG^                                                                                               436,280       21,889,156
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG^                                                                                         373,730       39,433,183
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR^                                                                  262,400        7,900,864
-----------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.^*                                                                             342,000       10,855,080
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                      650,520       26,554,226
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  277,575,156
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"^*                                                                            554,620   $    7,709,218
-----------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"^                                                                                   18,500       16,613,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   24,322,218
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                                 323,084   $   10,994,549
-----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                                   359,400       16,140,654
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.^*                                                                                          189,270        9,806,079
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   36,941,282
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                           965,090   $   38,622,902
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                                             916,420       27,630,063
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   66,252,965
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR^                                                                           479,440   $   28,143,128
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                                  1,924,225       50,587,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   78,731,003
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                                          706,200   $    8,975,802
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                     2,290,086       39,893,298
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                               1,723,360       39,999,186
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                                   795,711       17,139,615
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                             466,300       16,838,093
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  122,845,994
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                              5,044,169   $   92,459,618
-----------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                                       1,095,060       67,674,708
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                            2,215,600       52,465,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  212,599,734
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                              281,170   $   15,607,747
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                                107,900       10,550,462
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   26,158,209
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,316,728,011)                                                                       $3,955,367,681
-----------------------------------------------------------------------------------------------------------------------------------
PARTNERSHIPS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Copley Partners 1 L.P.+*                                                                                 3,000,000   $        4,260
-----------------------------------------------------------------------------------------------------------------------------------
Copley Partners 2 L.P.+*                                                                                 3,000,000          161,730
-----------------------------------------------------------------------------------------------------------------------------------
Total Partnerships (Identified Cost, $681,342)                                                                       $      165,990
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 12.9%
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT       $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.645%, dated 2/28/05, due 3/01/05, total to be received $43,466,043 (secured by various U.S. Treasury and Federal Agency
  obligations in an individually traded account), at Cost                                             $ 43,462,850   $   43,462,850
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                              477,506,371      477,506,371
-----------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Cost                                                                      $  520,969,221
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT       $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total to be received $96,484,995
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
  account), at Cost                                                                                   $ 96,478,000   $   96,478,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,934,856,574)~                                                                 $4,572,980,892
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (13.1)%                                                                               (528,267,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $4,044,713,530
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ^   All or a portion of this security is on loan.
    ~ As of February 28, 2005, the fund had three securities representing $2,516,170 and 0.06% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
    +   Restricted security.
    ADR = American Depository Receipt
    GDR = Global Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $4,013,195,908
                                               ==============
Gross unrealized appreciation                  $  626,162,573

Gross unrealized depreciation                     (66,377,589)
                                               --------------
  Net unrealized appreciation (depreciation)   $  559,784,984
                                               ==============

(2) Restricted Securities

At February 28, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.06% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                DATE OF
DESCRIPTION                 ACQUISITION       SHARES          COST         VALUE
--------------------------------------------------------------------------------
Aber Diamond Corp.              1/14/04       70,200    $2,714,902    $2,350,720
Copley Partners 1 L.P.          12/2/86    3,000,000       193,740         4,260
Copley Partners 2 L.P.   10/1/86-8/9/91    3,000,000       487,602       161,730
                                                                      ----------
                                                                      $2,516,710
                                                                      ==========


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SERIES TRUST II
             --------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: April 22, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: April 22, 2005
      --------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 22, 2005
      --------------


* Print name and title of each signing officer under his or her signature.